Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies (Details) [Line Items]
Changes in fair value of contingent consideration liability	$ 3,356	$ 266	$ 34
Number of operating segments	4
Employee's contribution percent	100.00%
Matching contributions, percentage	3.00%
Severance expenses	$ 5,344	4,712	4,052
Advertising expenses	472	519	304
Stock-based compensation expense		74	194
Expense related to credit losses	$ 1,242	$ 958	$ 1,070
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets amortization period	1 year
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets amortization period	15 years